Post-Employment and Other Long-Term Employees Benefits - Reconciliation for Plan Assets Measured at Fair Value Using Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	$ 743
Foreign currency translation adjustment	0	$ 0
Plan assets at fair value at end of year	565	743
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets at fair value at beginning of year	167	162
Contributions (employer and employee)	21	15
Return on plan assets		2
Net benefit payments	9	1
Settlements	(14)	(8)
Foreign currency translation adjustment	(5)	(5)
Plan assets at fair value at end of year	$ 178	$ 167